Securities - Summary of Securities Available-for-Sale and Restricted Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	$ 111,874	$ 87,059
Gross Unrealized Gains, Available-for-sale	701	90
Gross Unrealized Losses, Available-for-sale	429	1,621
Fair Value, Available-for-sale	112,146	85,528
Amortized Cost, Held to maturity	13,869	20,688
Gross Unrealized Gains, Held to maturity	143	34
Gross Unrealized Losses, Held to maturity	62	604
Fair Value, Held to maturity	13,950	20,118
Amortized Cost	130,410	112,414
Gross Unrealized Gains	883	154
Gross Unrealized Losses	491	2,225
Fair Value	130,802	110,343
U.S. Treasury Security [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	998	997
Gross Unrealized Gains, Available-for-sale	1
Gross Unrealized Losses, Available-for-sale		1
Fair Value, Available-for-sale	999	996
U.S. Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	5,500	7,350
Gross Unrealized Losses, Available-for-sale	4	180
Fair Value, Available-for-sale	5,496	7,170
Amortized Cost, Held to maturity	4,999	9,482
Gross Unrealized Gains, Held to maturity		6
Gross Unrealized Losses, Held to maturity	6	390
Fair Value, Held to maturity	4,993	9,098
Mortgage-Backed Securities of Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	75,676	45,744
Gross Unrealized Gains, Available-for-sale	326	41
Gross Unrealized Losses, Available-for-sale	145	884
Fair Value, Available-for-sale	75,857	44,901
Amortized Cost, Held to maturity	8,870	11,206
Gross Unrealized Gains, Held to maturity	143	28
Gross Unrealized Losses, Held to maturity	56	214
Fair Value, Held to maturity	8,957	11,020
Asset-Backed Securities of Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	934	1,040
Gross Unrealized Losses, Available-for-sale	17	16
Fair Value, Available-for-sale	917	1,024
State and Political Subdivisions [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	21,161	23,282
Gross Unrealized Gains, Available-for-sale	351	49
Gross Unrealized Losses, Available-for-sale	1	206
Fair Value, Available-for-sale	21,511	23,125
Corporate Bonds [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	7,605	8,646
Gross Unrealized Gains, Available-for-sale	23
Gross Unrealized Losses, Available-for-sale	262	334
Fair Value, Available-for-sale	7,366	8,312
Equity Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Equity securities	53	53
Gross Unrealized Gains, Equity securities	39	30
Fair Value, Equity securities	92	83
Restricted Stock [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	4,614	4,614
Fair Value	$ 4,614	$ 4,614